DREYFUS CASH MANAGEMENT
LETTER TO SHAREHOLDERS
Dear Shareholder:
    The past six months have seen a slow decline in the rate of economic activity. This has been accompanied, inevitably, by declining interest rates.
    In this environment, we are pleased that for the six months ended July 31, 1995, Dreyfus Cash Management's annualized yield provided by Class A shares was 5.99%. The annualized effective yield for Class A shares was 6.16% after taking into account the effect of compounding.* For Class B shares, the corresponding yields were 5.75% and 5.90%.
    In managing your assets during the six-month period, we lengthened maturities gradually. This was done in anticipation of lower interest rates, which grew more and more likely over the course of the past six months as the economy gave continued signs of slowing down.
    The Federal Reserve Board, which raised interest rates seven times during 1994 and early 1995 to head off inflation, became concerned that the drop in economic performance might turn into an actual business recession. Accordingly, in early July the Federal Reserve reversed course and made a modest cut in the Federal Funds rate.
    As of this date, the economy has cooled off as compared to the activity that prevailed last year. Thus, the Fed's policies can be viewed as having been successful. Inflation has been held at bay and few experts believe that the "soft landing" will turn into a full-blown economic recession.
    However, the Federal Reserve showed laudable caution in the July reduction of short-term rates. If more of that medicine is needed, the Fed may not hesitate to act accordingly. Nonetheless, the central bank must be ever watchful so that rate-cutting does not rekindle inflation which the Fed has so strenuously sought to avoid.
    The money markets can be seen as having already built in the possibility of further Fed moves to lower interest rates due to current market prices. Our strategy under these circumstances is to remain in the long end of the market as long as necessary, in an effort to maintain high current yields.
    We appreciate the opportunity to put your cash to work in the money market, and will continue to exert our best efforts to attempt to obtain competitive returns on your behalf.
                              Sincerely,
                          [Patricia A. Larkin signature logo]
                              Patricia A. Larkin
                              Portfolio Manager

August 12, 1995
New York, N.Y.

* Annualized effective yield is based upon dividends declared daily and reinvested monthly.


DREYFUS CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                               JULY 31, 1995 (UNAUDITED)
                                                                                         PRINCIPAL
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--1.9%                                              AMOUNT              VALUE
                                                                                      ----------------    ----------------
Harris Trust & Savings Bank (London)
    6.04%, 8/18/95
    (cost $50,000,000)......................................................          $     50,000,000    $     50,000,000
                                                                                                            =============
COMMERCIAL PAPER-52.3%
AES Shady Point Inc.
    5.81%, 8/17/95-8/18/95 (a)..............................................          $     41,500,000      $  41,390,180
AT&T Corp.
    6.11%, 1/29/96..........................................................                25,000,000         24,264,687
Abbey National North America
    5.70%-6.50%, 10/25/95-1/2/96............................................                90,000,000         88,276,819
Budget Funding Corp.
    5.75%-6.04%, 8/8/95-10/13/95............................................                104,100,000       103,602,420
Chemical Banking Corp.
    6.31%, 8/28/95..........................................................                25,000,000         24,884,687
Chrysler Financial Corp.
    6.05%, 10/16/95-10/17/95................................................                65,000,000         64,182,154
Ciesco L.P.
    5.84%, 8/17/95..........................................................                         20,000,000       19,948,711
Commerzbank U.S. Finance Inc.
    6.03%, 8/8/95...........................................................                         30,000,000       29,965,292
Den Danske Corp. Inc.
    5.76%-6.24%, 8/16/95-10/23/95...........................................                        115,000,000       113,991,799
Ford Motor Credit Co.
    6.07%-6.34%, 10/16/95-1/26/96...........................................                         50,000,000       48,940,236
General Electric Capital Corp.
    6.26%, 8/1/95...........................................................                         50,000,000       50,000,000
General Motors Acceptance Corp.
    5.81%-6.14%, 9/8/95-2/26/96.............................................                        124,000,000       121,360,223
Generale Bank Inc.
    6.35%, 1/19/96..........................................................                         25,000,000       24,280,375
Goldman Sachs Group L.P.
    6.28%, 8/21/95..........................................................                         20,000,000       19,932,000
Merrill Lynch & Co. Inc.
    5.73%-6.23%, 11/14/95-2/2/96............................................                         75,000,000       73,416,007
Mitsubishi Motors Credit of America Inc.
    5.88%, 10/25/95 (a).....................................................                         30,000,000       29,589,875
NYNEX Corp.
    5.99%-6.19%, 9/11/95-11/6/95............................................                         71,060,000       70,314,794
NationsBank Corp.
    5.74%-6.15%, 10/27/95-11/1/95...........................................                          120,000,000     118,249,326

DREYFUS CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                            JULY 31, 1995 (UNAUDITED)
                                                                                             PRINCIPAL
COMMERCIAL PAPER (CONTINUED)                                                                 AMOUNT           VALUE
                                                                                      ----------------    ----------------

Sears Roebuck Acceptance Corp.
    5.80%-5.84%, 10/5/95-10/10/95...........................................                    $   139,000,000    $  137,514,518
SwedBank Inc.
    5.79%-5.83%, 10/10/95-10/23/95..........................................                        125,000,000      123,503,459
Toronto-Dominion Holdings USA Inc.
    5.91%, 11/1/95..........................................................                         25,000,000       24,630,083
UBS Finance (Delaware) Inc.
    5.82%, 8/1/95...........................................................                         50,000,000       50,000,000
                                                                                                                ----------------
TOTAL COMMERCIAL PAPER (cost $1,402,237,645)................................                                       $1,402,237,645
                                                                                                                  =============
BANK NOTES - 11.9%
Bank of New York (Delaware)
    6.32%, 6/3/96 (b).......................................................                 $     50,000,000      $  50,000,000
Comerica Bank
    6.48%, 5/2/96...........................................................                         45,000,000       44,990,195
First National Bank of Boston
    5.98%, 6/21/96-6/24/96 (b)..............................................                        100,000,000      100,000,000
Morgan Guaranty Trust Co.
    5.95%, 7/18/96 (b)......................................................                         50,000,000       50,000,000
NBD Bank, N.A.
    6.42%, 4/26/96..........................................................                         50,000,000       50,000,000
PNC Bank N.A.
    6.44%, 12/11/95.........................................................                         25,000,000       25,003,411
                                                                                                                ----------------
TOTAL BANK NOTES (cost $319,993,606)........................................                                       $ 319,993,606
                                                                                                                  =============
CORPORATE NOTES-15.6%
Bear Stearns Companies Inc.
    5.77%-6.08%, 8/25/95-7/17/96 (b)........................................                    $   139,000,000    $  139,000,000
Comerica Bank
    5.90%, 7/26/96 (b)......................................................                         70,000,000       69,997,968
General Electric Capital Corp.
    6.02%-6.03%, 3/29/96-4/12/96 (b)........................................                         60,000,000       59,986,828
Lehman Brothers Holdings Inc.
    6.22%, 9/21/95 (b)......................................................                         50,000,000       50,000,000
Merrill Lynch & Co. Inc.
    6.06%-6.14%, 3/13/96-7/2/96 (b).........................................                         50,000,000       49,988,474
PHH Corp.
    5.76%, 2/9/96 (b).......................................................                         50,000,000       50,000,000
                                                                                                                ----------------
TOTAL CORPORATE NOTES (cost $418,973,270)...................................                                        $ 418,973,270
                                                                                                                  =============

DREYFUS CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                              JULY 31, 1995 (UNAUDITED)
                                                                                                 PRINCIPAL
U.S. GOVERNMENT AGENCIES-5.6%                                                                      AMOUNT           VALUE
                                                                                            ----------------    ----------------

Federal Home Loan Banks, Consolidated Systemwide,
Floating Rate Notes
    6.30%, 2/3/97 (b).......................................................                   $     50,000,000    $ 49,985,722
Federal National Mortgage Association,
Consolidated Systemwide, Floating Rate Notes
    6.42%, 2/14/97 (b)......................................................                         100,000,000    100,000,000
                                                                                                               ----------------
TOTAL U.S. GOVERNMENT AGENCIES (cost $149,985,722)..........................                                      $ 149,985,722
                                                                                                                  =============
TIME DEPOSITS-4.5%
Chemical Bank (London)
    5.81%, 8/1/95...........................................................                     $   100,000,000   $ 100,000,000
Republic National Bank of New York (London)
    5.87%, 8/1/95...........................................................                          21,926,000    21,926,000
                                                                                                                ----------------
TOTAL TIME DEPOSITS (cost $121,926,000).....................................                                     $  121,926,000
                                                                                                                  =============
REPURCHASE AGREEMENTS-7.7%
Aubrey G. Lanston & Co., Inc.
    5.95%, dated 7/31/95, due 8/1/95 in the amount of $100,016,528
    (fully collateralized by $103,255,000 U.S. Treasury Bills due
    10/19/95-1/4/96, value $101,272,764)....................................                  $   100,000,000    $  100,000,000
Daiwa Securities America Inc.
    5.82%, dated 7/31/95, due 8/1/95 in the amount of $7,097,147
    (fully collateralized by $7,165,000 U.S. Treasury Notes, 4.25%, due
    11/30/95, value $7,182,166).............................................                         7,096,000       7,096,000
Lehman Government Securities, Inc.
    6.00%, dated 7/31/95, due 8/1/95 in the amount of $100,016,667
    (fully collateralized by $105,530,000 U.S. Treasury Bills due
    3/7/96, value $102,073,206).............................................                       100,000,000      100,000,000
                                                                                                                ----------------
TOTAL REPURCHASE AGREEMENTS (cost $207,096,000).............................                                     $  207,096,000
                                                                                                                  =============
TOTAL INVESTMENTS
    (cost $2,670,212,243)..........................................                 99.5%                         $2,670,212,243
                                                                                   ======                         ==============
CASH AND RECEIVABLES (NET).........................................                 .5%                         $   12,073,392
                                                                                   ======                         ==============
NET ASSETS  ..................................................                     100.0%                        $2,682,285,635
                                                                                   ======                         ==============

NOTES TO STATEMENT OF INVESTMENTS:
    (a)  Backed by irrevocable letter of credit.
    (b)  Variable interest rate - subject to periodic change.
See independent accountants' review report and notes to financial statements.

DREYFUS CASH MANAGEMENT
STATEMENT OF ASSETS AND LIABILITIES                                                           JULY 31, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value-Note 1(a,b).........................                                    $2,670,212,243
    Cash....................................................................                                         3,459,046
    Interest receivable.....................................................                                         9,132,036
                                                                                                              ----------------
                                                                                                                 2,682,803,325
LIABILITIES:
    Due to The Dreyfus Corporation..........................................              $   476,896
    Due to Distributor......................................................                   40,794                  517,690
                                                                                          ------------        ----------------
NET ASSETS  ................................................................                                   $2,682,285,635
                                                                                                                  =============
REPRESENTED BY:
    Paid-in capital.........................................................                                    $2,682,562,650
    Accumulated net realized (loss) on investments..........................                                        (277,015)
                                                                                                              ----------------
NET ASSETS at value.........................................................                                  $2,682,285,635
                                                                                                                  =============
Shares of Beneficial Interest outstanding:
    Class A shares
      (unlimited number of $.001 par value shares authorized)...............                                    2,459,892,416
                                                                                                                  =============
    Class B shares
      (unlimited number of $.001 par value shares authorized)...............                                         222,670,234
                                                                                                                  =============
NET ASSET VALUE per share:
    Class A shares
      ($2,459,606,890 / 2,459,892,416 shares)...............................                                         $1.00
                                                                                                                     =====
    Class B shares
      ($222,678,745 / 222,670,234 shares)...................................                                         $1.00
                                                                                                                     =====

STATEMENT OF OPERATIONS                                                             SIX MONTHS ENDED JULY 31, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                    $  72,885,395
    EXPENSES:
      Management fee-Note 2(a)..............................................              $2,352,601
      Distribution fees (Class B shares)-Note 2(b)..........................                 142,069
                                                                                          ------------
          TOTAL EXPENSES....................................................                                          2,494,670
                                                                                                                ----------------
INVESTMENT INCOME-NET.......................................................                                         70,390,725
NET REALIZED GAIN ON INVESTMENTS-Note 1(b)..................................                                            349,334
                                                                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                      $   70,740,059
                                                                                                                  =============
See independent accountants' review report and notes to financial statements.

DREYFUS CASH MANAGEMENT
STATEMENT OF CHANGES IN NET ASSETS
                                                                                      YEAR ENDED    SIX MONTHS ENDED
                                                                                     JANUARY 31,      JULY 31, 1995
                                                                                         1995           (UNAUDITED)
                                                                                  -----------------  -------------------
OPERATIONS:
    Investment income-net.............................................           $       93,757,618   $    70,390,725
    Net realized gain (loss) on investments...........................                    (185,931)           349,334
                                                                                  -----------------  -----------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                   93,571,687         70,740,059
                                                                                  -----------------  -----------------
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net:
      Class A shares..................................................                 (90,088,510)      (67,133,062)
      Class B shares..................................................                  (3,669,108)        (3,257,663)
                                                                                  -----------------  -----------------
          TOTAL DIVIDENDS.............................................                 (93,757,618)      (70,390,725)
                                                                                  -----------------  -----------------
BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold:
      Class A shares..................................................                17,326,303,484     9,164,005,245
      Class B shares..................................................                   670,809,160       383,248,714
    Dividends reinvested:
      Class A shares..................................................                    21,969,146         17,443,559
      Class B shares..................................................                    1,713,385          1,668,652
    Cost of shares redeemed:
      Class A shares..................................................             (18,425,780,190)    (8,539,341,783)
      Class B shares..................................................                (639,452,949)    (247,588,427)
                                                                                  -----------------  -----------------
          INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
            INTEREST TRANSACTIONS.....................................            (1,044,437,964)         779,435,960
                                                                                  -----------------  -----------------
                TOTAL INCREASE (DECREASE) IN NET ASSETS...............            (1,044,623,895)          779,785,294
NET ASSETS:
    Beginning of period...............................................              2,947,124,236       1,902,500,341
                                                                                  -----------------  -----------------
    End of period.....................................................               $  1,902,500,341    $ 2,682,285,635
                                                                                       =============        =============






See independent accountants' review report and notes to financial statements.

DREYFUS CASH MANAGEMENT
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                               CLASS A SHARES                       CLASS B SHARES
                                      ---------------------------------------------- -----------------------------------------
                                                         YEAR ENDED  JANUARY 31,    SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED
                                      ----------------------------------------------- JULY 31, 1995    JANUARY 31, JULY 31, 1995
PER SHARE DATA:                      1991     1992        1993        1994        1995   (UNAUDITED) 1994(1)  1995   (UNAUDITED)
                                  --------  --------   --------   --------   ---------    ---------  --------  --------  -------
    Net asset value, beginning
      of period.............      $  .9996 $  .9997   $  .9999    $  .9999     $  .9998   $  .9997     $1.0000   $1.0000 $ .9999
                                  --------  --------   --------   --------   ---------     ---------  --------  --------  -------
    INVESTMENT OPERATIONS:
    Investment income-net...         .0801   .0581      .0362      .0311         .0420       .0297       .0017     .0396   .0285
    Net realized gain (loss)
      on investments........        .0001     .0002        -      (.0001)       (.0001)      .0001        -       (.0001)  .0001
                                  --------  --------   --------   --------   ---------     ---------  --------  --------  -------
      TOTAL FROM INVESTMENT
          OPERATIONS........        .0802     .0583     .0362      .0310         .0419       .0298       .0017     .0395   .0286
                                  --------  --------   --------   --------   ---------     ---------  --------  --------  -------
    DISTRIBUTIONS;
    Dividends from investment
      income-net............       (.0801)  (.0581)     (.0362)     (.0311)      (.0420)   (.0297)     (.0017)   (.0396)  (.0285)
                                  --------  --------   --------   --------   ---------     ---------  --------  --------  -------
    Net asset value, end of period  $.9997   $  .9999  $  .9999    $  .9998     $  .9997   $  .9998     $1.0000  $ .9999  $1.0000
                                  ========  ========   ========   ========   ========     =======     ========  =======  =======
TOTAL INVESTMENT RETURN.....        8.31%   5.96%         3.68%    3.15%         4.28%       6.07%(2)  2.82%(2)  4.03%    5.81%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average
      net assets............         .20%   .20%       .20%          .20%       .20%          .20%(2)   .45%(2)    .45%   .45%(2)
    Ratio of investment income to
      average net assets....         7.99%    5.78%    3.60%         3.11%       4.08%      6.00%(2)   2.83%(2)  3.94%    5.73%(2)
    Decrease reflected in above
      expense ratios due to
      undertaking by the Manager     .02%     .03%       .04%        .03%           -           -         -        -         -
    Net Assets, end of period
      (000's Omitted).......    $5,041,688  $6,508,999  $5,475,181  $2,894,853  $1,817,166  $2,459,607  $52,272  $85,334  $222,679
(1)    From January 10, 1994 (commencement of initial offering) to January 31, 1994.
(2)    Annualized.


See independent accountants' review report and notes to financial statements.

DREYFUS CASH MANAGEMENT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales load. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.
    The Fund offers both Class A and Class B shares. Class B shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the two Classes include the services offered to and the expenses borne by each Class and certain voting rights.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS CASH MANAGEMENT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    The Fund has an unused capital loss carryover of approximately $569,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1995. The carryover does not include net realized securities losses from November 1, 1994 through January 31, 1995 which are treated for Federal income tax purposes as arising in fiscal 1996. If not applied, $427,000 of the carryover expires in fiscal 1996, $11,000 expires in fiscal 1999 and $131,000 expires in fiscal 2003.
    At July 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .20 of 1% of the average daily value of the Fund's net assets and is payable monthly.
    The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the average value of the Fund's net assets for any full fiscal year.
    Currently, due to an undertaking, the Manager, and not the Fund, is liable for all expenses of the Fund (excluding certain expenses as described above) other than management fee, and with respect to the Fund's Class B shares, Rule 12b-1 Service Plan expenses.
    The Manager may modify the existing undertaking provided that the Fund's shareholders are given 90 days prior notice.
    (B) Under the Class B Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for distributing the Fund's Class B shares and (b) pays the Manager and Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively "Dreyfus") for advertising and marketing relating to the Fund's Class B shares and for providing certain services relating to Class B shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25 of 1% of the value of the Fund's average daily net assets. Both the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Funds' Class B shares owned by the shareholders with whom the Service Agent has a servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to the Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the six months ended July 31, 1995, $142,069 was charged to the Fund, pursuant to the Plan.
    (C) Each trustee who is not an "affiliated person" as defined in the Act receives an annual fee of $3,000 and an attendance fee of $500 per meeting.


DREYFUS CASH MANAGEMENT
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS CASH MANAGEMENT
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus Cash Management, including the statement of investments, as of July 31, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended July 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended January 31, 1995 and financial highlights for each of the five years in the period ended January 31, 1995 and in our report dated March 7, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
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New York, New York
September 5, 1995


[Dreyfus lion "d" logo]
DREYFUS CASH
MANAGEMENT
200 PARK AVENUE
NEW YORK, NY 10166
MANAGER
THE DREYFUS CORPORATION
200 PARK AVENUE
NEW YORK, NY 10166
CUSTODIAN
THE BANK OF NEW YORK
90 WASHINGTON STREET
NEW YORK, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
THE SHAREHOLDER SERVICES GROUP, INC.
P.O. BOX 9671
PROVIDENCE, RI 02940






Further information is contained
in the Prospectus, which must
precede or accompany this report.




Printed in U.S.A.                        288/670SA957
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DREYFUS
CASH
MANAGEMENT









SEMI-ANNUAL REPORT
July 31, 1995